Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
(10)      Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Net sales	$17,410,715	$31,384,137	$38,565,133	$34,704,899
Gross profit (loss) from operations	(3,653,415)	4,155,964	5,859,620	6,740,135
Income (loss) from operations	(7,484,719)	132,568	1,994,572	2,381,765
Net income (loss)	(4,065,777)	2,675,264	1,068,656	1,874,165
Basic earnings (loss) per share	$(1.01)	$0.66	$0.26	$0.47
Loss on impairment of equity investments	$-	$-	$(415,287)	$-

2010
Net sales	$18,194,726	$34,073,747	$37,123,469	$31,792,892
Gross profit (loss) from operations	(2,464,272)	7,511,514	6,466,840	4,693,040
Income (loss) from operations	(6,351,790)	3,649,746	2,616,147	228,029
Net income (loss)	(4,697,326)	2,511,966	1,228,351	1,180,931
Basic earnings (loss) per share	$(1.17)	$0.62	$0.31	$0.30
Loss on impairment of equity investments	$-	$-	$(858,787)	$-